Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2018
Selling General And Administrative Expense [Abstract]
Selling, general and administrative expenses
8.	Selling, general and administrative expenses

Included within selling, general and administrative expenses are:

	2016	2017	2018
Demand generation expenses	48,381	69,202	97,295
Technology	12,269	31,611	68,224
Depreciation and amortization	6,897	10,980	23,537
Share based payments	19,848	21,486	53,819